Condensed consolidated statement of changes in equity (unaudited) (Parenthetical) € in Millions, £ in Millions		6 Months Ended
		Jun. 30, 2026 GBP (£) issuance redemption	Dec. 31, 2025 GBP (£) issuance redemption	Jun. 30, 2025 GBP (£) redemption issuance	Jun. 16, 2025 EUR (€)
Equity		£ 64,358	£ 62,313	£ 61,248
Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities
Notional amount			1,629	299
4.75% Non-Cumulative Callable Euro Preference Series 2
Preference shares, dividend rate					4.75%
Preference shares, principal outstanding | €					€ 319
Other equity instruments
Equity	[1]	10,972	10,446	£ 10,479
Other equity instruments | Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities
Equity		£ 10,972	£ 10,446
Number of convertible instruments issued | issuance		1	2	1
Issue of convertible instruments		£ 526	£ 1,596	£ 1,174
Issuance costs of convertible instruments		£ 5	£ 16	£ 12
Number of convertible instruments redeemed | redemption		0	1	1

[1]	Other equity instruments of £10,972m (December 2025: £10,446m) comprise AT1 securities issued to Barclays PLC. Barclays PLC uses funds from market issuances to purchase AT1 securities issued by Barclays Bank PLC. During the six months ended 30 June 2026, there was one issuance in the form of Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities for £526m (net of issuance cost of £5m)
and no redemptions. For the six months ended 31 December 2025, there were two issuances totalling £1,596m (including £16m of issuance costs) and one redemption of £1,629m. For the six months ended 30 June 2025, there was one issuance of £1,174m (including £12m of issuance costs) and one redemption of £299m, all relating to Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities.